INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

7.   INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.5% in 2021 (26.5% in 2020 and 26.6% in 2019) with income taxes in the consolidated statements of income:

	2021	2020	2019
Income taxes at domestic statutory tax rate	$206.0	$220.5	$218.0
Increase (reduction) resulting from:
Non-deductible charges, non-taxable income and differences between current and future tax rates	(8.2)	(1.1)	(0.4)
Change in benefit arising from the recognition of current and prior year tax losses (note 29)	(2.5)	(4.7)	–
Other	1.5	(0.5)	(2.1)
Income taxes	$196.8	$214.2	$215.5

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated		Consolidated
	balance sheets		income statements
	2021	2020	2021	2020	2019
Loss carryforwards	$8.2	$4.3	$(2.1)	$2.8	$17.4
Defined benefit plans	35.3	82.5	(2.9)	(5.1)	3.8
Contract assets	(41.2)	(65.5)	(24.3)	6.7	4.5
Property, plant and equipment	(436.9)	(459.0)	(22.1)	(21.7)	9.0
Goodwill, intangible assets and other assets	(332.8)	(322.9)	9.0	20.3	64.3
Long-term debt and derivative financial instruments	(8.9)	(19.2)	(6.6)	(0.7)	3.0
Other	30.6	20.0	(10.8)	3.2	6.5
	$(745.7)	$(759.8)	$(59.8)	$5.5	$108.5

Changes in the net deferred income tax liability are as follows:

	Note	2021	2020
Balance at beginning of year		$(759.8)	$(786.5)
Recognized in income as continuing operations		59.8	(5.5)
Recognized in other comprehensive income		(46.6)	28.6
Acquisition of tax deductions	27	1.8	10.0
Business acquisitions		(0.9)	(0.8)
Discontinued operations and other		—	(5.6)
Balance at end of year		$(745.7)	$(759.8)

Deferred income tax asset		$41.9	$48.3
Deferred income tax liability		(787.6)	(808.1)
		$(745.7)	$(759.8)

As of December 31, 2021, the Corporation had loss carryforwards for income tax purposes of $25.7 million available to reduce future taxable income, which will expire between 2035 and 2041. These losses have been recognized. The Corporation also had capital losses of $391.1 million that can be carried forward indefinitely and applied only against future capital gains of which none were recognized.

There are no income tax consequences attached to the payment of dividends or distributions by the Corporation to its shareholders.